CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance Beginning, Amount at Jan. 31, 2018	$ 6	$ 66,344	$ (61,278)	$ 5,072
Balance Beginning, Shares at Jan. 31, 2018	6,402,500
Increase (decrease) in stockholders' deficit
Cumulative-effect adjustment from adoption of new accounting pronouncement			2	2
Issuance of common stock due to exercise of options	$ 1	1		2
Issuance of common stock due to exercise of options (in shares)	5,602
Issuance of common stock due to exercise of warrants	$ 2	10,543		10,545
Issuance of common stock due to exercise of warrants (in shares)	2,324,510
Stock-based compensation expense		2,061		2,061
Fair value of modification of warrants		874		874
Net loss			(17,258)	(17,258)
Balance Ending, Amount at Jan. 31, 2019	$ 9	79,823	(78,534)	1,298
Balance Ending, Shares at Jan. 31, 2019	8,732,612
Increase (decrease) in stockholders' deficit
Issuance of common stock due to exercise of options		4		4
Issuance of common stock due to exercise of options (in shares)	1,667
Issuance of common stock, net of issuance costs	$ 6	7,194		7,200
Issuance of common stock, net of issuance costs (in shares)	6,493,612
Stock-based compensation expense		741		741
Fair value of common stock liability reclassed to accrued expenses and other		(663)		(663)
Fair value of modification of warrants		308		308
Fair value of warrant issued with note payable		460		460
Net loss			(9,687)	(9,687)
Balance Ending, Amount at Jan. 31, 2020	$ 15	$ 87,867	$ (88,221)	$ (339)
Balance Ending, Shares at Jan. 31, 2020	15,227,891